Assets Held for Sale	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale
5.	Assets Held for Sale
During the three months ended June 30, 2025, management continued our plan to sell certain of our aircraft and related parts. As of March 31, 2025, the Company had a total of
27 airframes, 46
 engines, and certain spare

parts classified as held for sale. The Company completed the sale of six
CRJ-900
airframes, 13 GE Model
CF34-8C
engines, and certain spare parts during the three months ended June 30, 2025.
During the three months ended June 30, 2025, the Company reclassified one spare engine to held for sale. We have a total of
21 airframes, 34
engines, and certain spare parts classified as held for sale as of June 30, 2025 with a net book value of $
60.3
million, all of which is classified as current assets on our condensed consolidated balance sheet.

6.	Assets Held for Sale
During the fiscal year ended September 30, 2024, management continued our plan to sell certain of our
CRJ-900
aircraft and related parts. The Company completed the sale of 15
CRJ-900
aircraft that were held for sale as of September 30, 2023. Management determined that eight additional
CRJ-900
aircraft, 26
CRJ-900
airframes (without engines), 77 GE Model
CF34-8C
engines, two
CRJ-700
aircraft, and certain spare parts met the criteria to be classified as assets held for sale during the fiscal year ended September 30, 2024. We have a total of 26 airframes, 55 engines, two
CRJ-700
aircraft, and certain spare parts classified as held for sale as of September 30, 2024. These assets are presented separately in our condensed consolidated balance sheet at the lower of their current carrying value or their fair market value less costs to sell. The fair values are based upon observable and unobservable inputs, including recent purchase offers and market trends and conditions. The assumptions used to determine the fair value of our assets held for sale, excluding agreed upon purchase offers, are subject to inherent uncertainty and could produce a wide range of outcomes which we will continue to monitor in future periods as new information becomes available. Prior to the ultimate sale of the assets, subsequent changes in our estimate of the fair value of our assets held for sale will be recorded as a gain or loss with a corresponding adjustment to the assets’ carrying value. The Company recorded a total of $73.7 million of impairment associated with held for sale assets during the fiscal year ended September 30, 2024.
As of September 30, 2023, the Company had 15
CRJ-900
aircraft classified as held for sale. During the fiscal year ended September 30, 2024, the Company closed the sale of all 15 aircraft (seven of the aircraft were split up as seven airframes and 14 engines and sold to separate third parties) for gross proceeds of $71.5 million.
During the fiscal year ended September 30, 2024, the Company entered into the following agreements:

•
15 airframes (including the seven noted above) to a third party for gross proceeds of $18.8 million which were used to pay off our RASPRO finance lease obligations. The transaction is complete as of September 30, 2024.

•
30 engines (including the 14 noted above) to a third party for expected gross proceeds of $19.5 million. We have closed the sale of 29 of the engines as of September 30, 2024 for gross proceeds of $18.9 million, which were used to pay off our RASPRO finance lease obligations. We expect to close the sale of the remaining engine by the end of February 2025 for gross proceeds of $0.7 million.

•
23 engines to a third party for expected gross proceeds of $11.5 million. We have closed the sale of three of the engines as of September 30, 2024 for gross proceeds of $1.5 million, which were used to pay down our UST Loan.

•	12 engines to a third party for gross proceeds of $54.2 million. This transaction is complete as of September 30, 2024.

•	Nine engines to a third party for expected gross proceeds of $8.8 million. This transaction is expected to be completed by September 30, 2024.

•
14 engines to a third party for expected gross proceeds of $24.7 million. We have closed the sale of eight of the engines as of September 30, 2024 for gross proceeds of approximately $12.9 million and net proceeds of approximately $4.4 million after the paydown of debt.

•	Two CRJ-700 aircraft to United for expected gross proceeds of $11.0 million. This transaction is expected to be completed by December 31, 2024.
Additionally it was determined that 26 airframes, 19 engines, and certain spare parts without an active purchase agreement met the criteria to be classified as held for sale. The Company expects to complete a sale of each of these assets within the next 12 months.
As of September 30, 2024, the Company had 26
CRJ-900
airframes, 55 engines, two
CRJ-700
aircraft, and certain spare parts that were classified as assets held for sale with a net book value of $92.3 million, $5.7 million of which is classified as current assets on our condensed consolidated balance sheet and $86.6 million of which is classified as noncurrent assets on our condensed consolidated balance sheet.